Pension and Other Post-Employment Benefits (Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	$ 264
Actual return on plan assets	11	$ 26
Fair Value of Plan Assets, End of Year	208	264
Non-Current Liabilities	(115)	(144)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	279	287
Service cost	2	3	$ 4
Interest cost	9	12	12
Actuarial (gains) losses	(23)	19
Exchange differences	(38)	(22)
Benefits paid	(17)	(20)
Projected Benefit Obligation, End of Year	212	279	287
Fair Value of Plan Assets, Beginning of Year	264	291
Actual return on plan assets	11	26
Exchange differences	(41)	(25)
Employer contributions		2
Transfers to defined contributions plan	(9)	(10)
Fair Value of Plan Assets, End of Year	208	264	291
Funded Status of Plan Assets, End of Year	(4)	(15)
Other Assets	2	4
Non-Current Liabilities	(6)	(19)
Total Recognized Amounts in the Consolidated Balance Sheet	(4)	(15)
Net actuarial (gain) loss	20	44
Prior service costs	(5)	(5)
Total recognized in accumulated other comprehensive income before tax	15	39
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	114	93
Service cost	10	10	12
Interest cost	4	4	4
Actuarial (gains) losses	(24)	14
Exchange differences	(3)	(3)
Employee contributions	1	1
Benefits paid	(6)	(5)
Projected Benefit Obligation, End of Year	96	114	$ 93
Employer contributions	5	4
Funded Status of Plan Assets, End of Year	(96)	(114)
Current Liabilities	(6)	(7)
Non-Current Liabilities	(90)	(107)
Total Recognized Amounts in the Consolidated Balance Sheet	(96)	(114)
Net actuarial (gain) loss	(15)	9
Prior service costs	(7)	(7)
Total recognized in accumulated other comprehensive income before tax	$ (22)	$ 2